Apr. 30, 2023
Palm Valley Capital Fund
Palm Valley Capital Fund
Investment Objective
The Palm Valley Capital Fund (the “Fund”) seeks to achieve long-term total return.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.90%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.35%
Acquired Fund Fees and Expenses(1)	0.03%
Total Annual Fund Operating Expenses	1.53%
Fee Waiver and/or Expense Reimbursement(2)	(0.25)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.28%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only in the first year of the periods shown in the Example.
Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$130	$459	$811	$1,802

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. During the Fund’s most recent fiscal year ended December 31, 2022, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
To achieve its investment objective the Fund invests primarily in a portfolio of small capitalization (“small‑cap”) common stocks. The Fund considers small-cap companies to be those that, at the time of investment, have a market capitalization of less than $10 billion. Under normal circumstances, the Fund holds common stocks of fewer than 40 different companies.

The Fund invests primarily in U.S. common stocks of small-cap companies. Palm Valley Capital Management LLC (the “Adviser”) seeks to identify securities that offer attractive risk-adjusted returns as determined by the Adviser, using bottom-up quantitative and qualitative investment research that considers all small-cap companies. The Adviser narrows down its investable universe by primarily focusing on those small-cap companies that it believes are more likely to grow consistently, have long operating histories, are profitable and have generated positive free cash flow, and possess strong balance sheets. Once the Adviser has identified companies meeting its quantitative and qualitative criteria, it seeks to purchase securities of high‑quality companies that it believes to be trading below fair value and are less likely to experience a permanent loss in value. The Adviser uses the discounted cash flow (“DCF”) valuation model as its primary valuation methodology. The Adviser may also consider the value of a company’s assets when attempting to value a security.

The Fund primarily owns common stocks, but may also invest in equity securities of real estate investment trusts (“REITs”), securities of companies involved in mining or related precious metals industries, convertible securities, and U.S. Government obligations. The Fund may invest up to 30% of its assets in non-U.S. securities, including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), U.S. dollar denominated foreign securities, direct foreign securities purchased on a foreign exchange, foreign currency, and securities of companies incorporated outside the United States.

To manage risk, the Adviser uses a flexible and opportunistic approach to the Fund’s cash position. The Fund may hold a significant position in cash or cash equivalents (including, but not limited to, shares of money market funds) for an extended period of time, based on the Adviser’s determination of the availability of high-quality companies trading at valuations that meet the Fund’s investment criteria and investment objective. The Adviser will determine the Fund’s cash position using its bottom-up analysis and valuation discipline, without regard to the Adviser’s views on the overall market.

The Fund typically sells an investment when the security exceeds the target value determined by the Adviser; when the Adviser’s target value is below the market price, either due to a change in the company’s financial or operating risk or a shift in the Adviser’s DCF valuation model; or when the Adviser can no longer value the security with a high degree of confidence.

Principal Risks
As with any mutual fund, there are risks to investing. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Remember, in addition to possibly not achieving your investment goals, you could lose all or a portion of your investment in the Fund over short or even long periods of time. The principal risks of investing in the Fund are summarized below. The principal risks are presented in alphabetical order to facilitate finding particular risks and comparing them with other funds. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.
Cash Position Risk. The ability of the Fund to meet its investment objective may be limited to the extent it holds assets in cash (or cash equivalents) or is otherwise uninvested.

Common Stock Risk. While common stocks have historically generated higher average returns than fixed income securities over the long-term, common stock has also experienced significantly more volatility in those returns, although under certain market conditions, fixed-income investments may have comparable or greater price volatility. An adverse event, such as an unfavorable earnings report, may depress the value of common stock held by the Fund. Also, the price of common stock is sensitive to general movements in the stock market. A drop in the stock market may depress the price of common stock held by the Fund.

Convertible Securities Risk. If market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Depositary Receipts Risk. ADRs, GDRs, and IDRs are certificates evidencing ownership of shares of a foreign issuer and are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, they continue to be subject to many of the risks associated with investing directly in foreign securities. These risks include the social, political and economic risks of the underlying issuer’s country, as well as in the case of depositary receipts traded on non-U.S. markets, exchange risk.

Foreign Investments Risk. Securities of non-U.S. issuers, including those located in foreign and developing countries, may involve special risks caused by foreign political, social and economic factors, including exposure to currency fluctuations, less liquidity, less developed and less efficient trading markets, political instability and less developed legal and auditing standards.

Investments in Companies with Businesses Related to Commodities. Investments in securities of companies involved in mining or related precious metals industries, and the value of the investment companies and other companies that invest in precious metals and other commodities are subject to a number of risks. For example, the prices of precious metals or other commodities can make sharp movement, up or down, in response to cyclical economic conditions, political events or the monetary policies of various countries, any of which may adversely affect the value of companies who business is related to such commodities, or the value of investment companies and other companies investing in such business or commodities. Furthermore, such companies are subject to risks related to fluctuations of prices and perceptions of value in commodities markets generally.

Large Shareholder Risk. It is possible that a single shareholder may own or control a significant portion of the Fund’s assets. Redemption by a large shareholder of all or a portion of its Fund shares will adversely affect the Fund’s performance if it is forced to sell portfolio securities to fulfill redemption requests when the Adviser would not otherwise choose to do so and thus make it more difficult for the Fund to achieve its investment objectives. Redemptions of a large number of shares may affect the liquidity of the Fund’s portfolio, increase the Fund’s transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Management Risk. The Fund is subject to the risk of poor stock selection. In other words, the individual stocks in the Fund may not perform as well as expected, and/or the Fund’s portfolio management practices may not work to achieve their desired result.
Market Risk. The net asset value (“NAV”) of the Fund will change with changes in the market value of its portfolio securities. Investors may lose money.

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

REITs Risk. REITs are companies that own or finance income-producing real estate. Investments in REITs are subject to the risks associated with investing in the real estate industry such as adverse developments affecting the real estate industry and real property values, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. The Fund’s investments in REITs also subject it to management and tax risks.

Small-Capitalization Companies Risk. There may be less trading in a smaller company’s stock, which means that buy and sell transactions in that stock could have a larger impact on the stock’s price than is the case with larger company stocks. Smaller companies also may have fewer lines of business, so that changes in any one line of business may have a greater impact on a smaller company’s stock price than is the case for a larger company. Further, smaller company stocks may perform differently in different cycles than larger company stocks. Accordingly, smaller company stocks can, and at times will, perform differently than large company stocks.
U.S. Government Obligations Risk. U.S. Government obligations are debt securities of, or guaranteed by, the U.S. Government. The U.S. Government does not guarantee the net asset value of the Fund’s shares. Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s past performance. The bar chart shows how the Fund’s Investor Class shares have varied for each full calendar year shown. The table below the bar chart compares the Fund’s average annual total returns for the periods shown with that of a broad-based securities index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results. Updated performance information is available on the Fund’s website at www.palmvalleyfunds.com or by calling the Fund toll-free at 1-888-224-7256 (PALM).
Calendar Year Returns as of December 31

During the period shown in the bar chart, the best performance for a quarter was 10.74% (for the quarter ended June 30, 2020) and the worst performance was -1.83% (for the quarter ended September 30, 2022).
Average Annual Total Return as of December 31, 2022

Average Annual Total Return as of December 31, 2022
	1 Year	Since Inception (May 1, 2019)(1)
Return Before Taxes	3.16%	7.24%
Return After Taxes on Distributions	2.33%	6.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	5.30%
S&P SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	-16.10%	6.36%
Morningstar Small Cap Index (reflects no deduction for fees, expenses or taxes)	-18.46%	4.16%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, such as 401(k) plans or individual retirement accounts.

The S&P SmallCap 600 Index seeks to measure the small-cap segment of the U.S. equity market. Specifically, the S&P SmallCap 600 Index is designed to measure the performance of 600 small-sized companies in the U.S.. The Morningstar Small Cap Index tracks the performance of U.S. small-cap stocks that fall between 90th and 97th percentile in market capitalization of the investable universe.